Fair Value Measurements - Summary of Financial Instruments Measured or Disclosed at Fair Value on Recurring Basis (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)		Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Assets
Short-term investments	¥ 2,219,531		$ 318,816	¥ 300,162
Fair Value, Measurements, Recurring [Member]
Assets
Short-term investments	2,219,531	[1]		300,162
Liabilities
Derivative liabilities	0	[2]		0
Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Short-term investments	108,476	[1]		0
Liabilities
Derivative liabilities	0	[2]		0
Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Short-term investments	2,111,055	[1]		300,162
Liabilities
Derivative liabilities	0	[2]		0
Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Short-term investments	0	[1]		0
Liabilities
Derivative liabilities	¥ 0	[2]		¥ 0

[1]	Short-term investments represent structured deposits and the Company values these short-term investments based on quoted prices of similar products provided by banks at the end of each period, and accordingly, the Company classifies the valuation techniques that use these inputs as Level 2
[2]	The Company has determined that conversion feature embedded in the Series B-2 Preferred Shares is required to be bifurcated and accounted for as a derivative liability which would be measured at fair value (Note 19). Upon the completion of the IPO, the derivative liabilities were derecognized and the balance was transferred to additional paid-in capital accordingly.